                                MIMLIC CASH FUND, INC.
                            ANNUAL REPORT TO SHAREHOLDERS
                                  SEPTEMBER 30, 1997

                             INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
MIMLIC Cash Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the MIMLIC Cash Fund, Inc. (the Fund) as of September 30, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the financial highlights for the three years then ended, the period from November 1, 1993 to September 30, 1994 and for the year ended October 31, 1993. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 1997 and the results of its operations, changes in its net assets and financial highlights, for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                             KPMG Peat Marwick LLP


Minneapolis, Minnesota
November 7, 1997

                                MIMLIC CASH FUND, INC.
                         STATEMENT OF ASSETS AND LIABILITIES
                                  SEPTEMBER 30, 1997



                                        ASSETS

Investments in securities, at value -
   see accompanying schedule for detailed listing
   (identified cost: $21,464,463) . . . . . . . . . . . . . . .   $ 21,464,463
Cash in bank on demand deposit. . . . . . . . . . . . . . . . .          1,174
Receivable for Fund shares sold . . . . . . . . . . . . . . . .         61,774
                                                                   -----------

      Total assets. . . . . . . . . . . . . . . . . . . . . . .     21,527,411
                                                                   -----------



                                     LIABILITIES

Payable to Adviser for custodian fees . . . . . . . . . . . . .            672
Payable for Fund shares redeemed. . . . . . . . . . . . . . . .      7,258,468
                                                                   -----------

      Total liabilities . . . . . . . . . . . . . . . . . . . .      7,259,140
                                                                   -----------

Net assets applicable to outstanding capital stock. . . . . . .   $ 14,268,271
                                                                   -----------
                                                                   -----------


REPRESENTED BY:

   Capital stock - authorized 1 billion shares of $.01
     par value; outstanding, 14,268,271 shares. . . . . . . . .   $    142,683
   Additional paid-in capital . . . . . . . . . . . . . . . . .     14,125,588
                                                                   -----------

     Total - representing net assets applicable to
       outstanding capital stock. . . . . . . . . . . . . . . .   $ 14,268,271
                                                                   -----------
                                                                   -----------


Net asset value per share of outstanding capital stock. . . . .   $       1.00
                                                                   -----------
                                                                   -----------




                   See accompanying notes to financial statements.

                                MIMLIC CASH FUND, INC.
                               STATEMENT OF OPERATIONS
                            YEAR ENDED SEPTEMBER 30, 1997




INVESTMENT INCOME:

   Interest.. . . . . . . . . . . . . . . . . . . . . . . . . .   $    732,739
                                                                   -----------


EXPENSES (NOTE 3):

   Custodian fees . . . . . . . . . . . . . . . . . . . . . . .          7,602

   Less fees and expenses paid indirectly
   through expense offset arrangements  . . . . . . . . . . . .           (889)
                                                                   -----------

     Total net expenses . . . . . . . . . . . . . . . . . . . .          6,713
                                                                   -----------

     Investment income - net. . . . . . . . . . . . . . . . . .        726,026
                                                                   -----------

Net increase in net assets resulting from operations. . . . . .   $    726,026
                                                                   -----------
                                                                   -----------


                   See accompanying notes to financial statements.

                                MIMLIC CASH FUND, INC.
                         STATEMENTS OF CHANGES IN NET ASSETS
                       YEARS ENDED SEPTEMBER 30, 1997 AND 1996




                                                         1997          1996
                                                     ------------   -----------

OPERATIONS:
  Investment income - net. . . . . . . . . . . . . .$     726,026  $    554,589
                                                     ------------   -----------

      Increase in net assets resulting
      from operations. . . . . . . . . . . . . . . .      726,026       554,589
                                                     ------------   -----------


Distributions to shareholders from
  net investment income. . . . . . . . . . . . . . .     (726,026)     (554,589)
                                                     ------------   -----------

CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET
  ASSET VALUE OF $1.00:
   Proceeds from sales . . . . . . . . . . . . . . .  106,670,943    74,304,568
   Shares issued in reinvestment of net investment
     income distributions. . . . . . . . . . . . . .      605,450       553,162
   Payments for redemption of shares . . . . . . . . (102,548,778)  (76,239,011)
                                                     ------------   -----------


          Increase (decrease) in net assets from
            capital share transactions . . . . . . .    4,727,615    (1,381,281)
                                                     ------------   -----------

          Total increase (decrease) in net assets. .    4,727,615    (1,381,281)

Net assets at beginning of year. . . . . . . . . . .    9,540,656    10,921,937
                                                     ------------   -----------

Net assets at end of year. . . . . . . . . . . . . .$  14,268,271  $  9,540,656
                                                     ------------   -----------
                                                     ------------   -----------



                   See accompanying notes to financial statements.

                                MIMLIC CASH FUND, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                  SEPTEMBER 30, 1997



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund are presently sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser), MIMLIC Asset Management Company (MIMLIC Management) and other affiliated investment advisers.

    The Fund's investment objective is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

    The significant accounting policies followed by the Fund are summarized as follows:

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

    INVESTMENTS IN SECURITIES

    All securities are valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, is accrued daily.

    FEDERAL TAXES

    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                                          2
                                MIMLIC CASH FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared daily and paid monthly. Such distributions are payable in cash or reinvested in additional shares of the Fund's capital stock.

(2) INVESTMENT SECURITY TRANSACTIONS

    For the year ended September 30, 1997, purchases of securities and proceeds from sales aggregated $102,075,557 and $90,255,456 respectively.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    The Fund has an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of MIMLIC Management. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. Because shares of the Fund are purchased only with funds managed by Advantus Capital, MIMLIC Management and other affiliated investment advisers for advisory clients, the Fund does not pay an advisory fee to Advantus Capital.

    Advantus Capital pays all expenses of the Fund except custodian fees. Advantus Capital directly incurs and pays the Fund's custodian fees and the Fund in turn reimburses Advantus Capital.

    The Fund has a compensating balance arrangement with its custodian where custodian fees are reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the year ended September 30, 1997 was $889.

    The Minnesota Mutual Life Insurance Company (Minnesota Mutual), the parent of MIMLIC Management, acts as the Fund's transfer agent, dividend disbursing agent and redemption agent. Minnesota Mutual receives no fees from the Fund for these services.

    Minnesota Mutual and subsidiaries, as a whole, owned 11,592,163 shares or 81.2% of the Fund's outstanding shares as of September 30, 1997.

                                          3
                                MIMLIC CASH FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS - CONTINUED



(4) Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:



                                                                                                           FOR THE
                                                                                                         PERIOD FROM
                                                                                                          NOVEMBER 1,
                                                                                                           1993 TO       YEAR ENDED
                                                                       YEAR ENDED SEPTEMBER 30,          SEPTEMBER 30,   OCTOBER 31,
                                                                1997           1996           1995(a)       1994(b)         1993
                                                             ----------     ----------     ----------     ----------     ----------

Net asset value, beginning of period . . . . . . . . . . .    $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                                             ----------     ----------     ----------     ----------     ----------

Income from investment operations:
  Net investment income. . . . . . . . . . . . . . . . . .     0.0556         0.0547         0.0571         0.0342         0.0320
                                                             ----------     ----------     ----------     ----------     ----------

     Total from investment operations. . . . . . . . . . .     0.0556         0.0547         0.0571         0.0342         0.0320
                                                             ----------     ----------     ----------     ----------     ----------

Less distributions:
  Dividends from net investment income . . . . . . . . . .    (0.0556)       (0.0547)       (0.0571)       (0.0342)       (0.0320)
                                                             ----------     ----------     ----------     ----------     ----------

     Total distributions . . . . . . . . . . . . . . . . .    (0.0556)       (0.0547)       (0.0571)       (0.0342)       (0.0320)
                                                             ----------     ----------     ----------     ----------     ----------

Net asset value, end of period . . . . . . . . . . . . . .    $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                                             ----------     ----------     ----------     ----------     ----------
                                                             ----------     ----------     ----------     ----------     ----------

Total return (c) . . . . . . . . . . . . . . . . . . . . .       5.7%           5.6%           5.9%           3.5%           3.3%

Net assets, end of period (in thousands) . . . . . . . . .    $14,194         $9,541        $10,922        $12,316        $16,927

Ratio of expenses to average daily
  net assets . . . . . . . . . . . . . . . . . . . . . . .      0.07% (e)      0.09% (e)      0.10% (e)      0.08% (d)      0.07%

Ratio of net investment income to
  average daily net assets . . . . . . . . . . . . . . . .      5.51%          5.52%          5.71%          3.68% (d)      3.20%

-----------------------------------------------------------




(a) Effective March 1, 1995, the Fund entered into a new investment advisory agreement with Advantus Capital Management, Inc. Prior to March 1, 1995, the Fund had an investment advisory agreement with MIMLIC Asset Management Company.
(b) During 1994, the Fund changed its fiscal year end from October 31 to September 30.
(c) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. For periods less than one year, total return presented has not been annualized.
(d) Adjusted to an annual basis.
(e) Effective fiscal year 1995, the ratio of expenses to average daily net assets is based on total expenses of the Fund before reduction of interest credits earned on cash balances.

MIMLIC CASH FUND, INC.
INVESTMENTS IN SECURITIES
SEPTEMBER 30, 1997

(Percentages of each investment category relate to total net assets.)



                                                                                                          MARKET
    PRINCIPAL                                                                                           VALUE (a)
                                                                                                      --------------
U.S. GOVERNMENT AGENCIES OBLIGATIONS (14.1%)
  $  1,000,000  Federal National Mortgage Association. . . . . . . . . . .     5.593%      12/22/97     $  987,591
       185,000  Federal Home Loan Bank . . . . . . . . . . . . . . . . . .     5.582%      10/03/97        184,943
       825,000  Federal Home Loan Mortgage Corporation . . . . . . . . . .     5.520%      10/15/97        823,257
                                                                                                      --------------
         Total U.S. government agency obligations (cost: $1,995,791) . . . . . . . . . . . . . . .       1,995,791
                                                                                                      --------------

COMMERCIAL PAPER (137.2%)
  BASIC MATERIALS (11.4%)
   Chemicals (11.4%)
       800,000  E.I. Du Pont De Nemours & Company. . . . . . . . . . . . .     5.681%      11/05/97        795,730
       450,000  Monsanto Company (c) . . . . . . . . . . . . . . . . . . .     5.663%      12/05/97        445,507
       375,000  Monsanto Company (c) . . . . . . . . . . . . . . . . . . .     5.712%      11/12/97        372,576
                                                                                                      --------------
                                                                                                         1,613,814
                                                                                                      --------------

  COMMUNICATION SERVICES (17.2%)
   Telephone (17.2%)
       500,000  AT&T Corporation. . . . . . . . . . . . . . . . . . . . .      5.586%      11/19/97        496,279
       500,000  AT&T Corporation. . . . . . . . . . . . . . . . . . . . .      5.680%      11/06/97        497,254
       450,000  Bellsouth Telecommunications. . . . . . . . . . . . . . .      5.584%      10/27/97        448,217
     1,000,000  SBC Communications. . . . . . . . . . . . . . . . . . . .      5.592%      10/28/97        995,823
                                                                                                      --------------
                                                                                                         2,437,573
                                                                                                      --------------

  CONSUMER CYCLICAL (17.2%)
    Building Materials (3.9%)
       550,000  PPG Industries, Inc . . . . . . . . . . . . . . . . . . .      5.614%      10/29/97        547,641
                                                                                                      --------------

    Retail (13.3%)
     1,000,000  Toys R Us, Inc. . . . . . . . . . . . . . . . . . . . . .      5.593%      10/10/97        998,623
       900,000  Wal-Mart Stores . . . . . . . . . . . . . . . . . . . . .      5.564%      11/10/97        894,546
                                                                                                      --------------
                                                                                                         1,893,169
                                                                                                      --------------

  CONSUMER STAPLES (22.8%)
    Beverage (4.8%)
       685,000  Coca-Cola Company . . . . . . . . . . . . . . . . . . . .      5.650%      10/17/97        683,284
                                                                                                      --------------

    Food (9.8%)
       405,000  CPC International (c) . . . . . . . . . . . . . . . . . .      5.511%      11/27/97        401,545
     1,000,000  HJ Heinz Company. . . . . . . . . . . . . . . . . . . . .      5.601%      11/07/97        994,354
                                                                                                      --------------
                                                                                                         1,395,899
                                                                                                      --------------

    Service (8.2%)
     1,010,000  R R Donnelly & Sons Company (c) . . . . . . . . . . . . .      5.620%      11/17/97      1,002,743
       155,000  McGraw-Hill Company . . . . . . . . . . . . . . . . . . .      5.657%      12/04/97        153,478
                                                                                                      --------------
                                                                                                         1,156,221
                                                                                                      --------------

  FINANCIAL (30.3%)
    Auto Finance (5.6%)
       800,000  Ford Motor Credit Company . . . . . . . . . . . . . . . .      5.679%      10/31/97        796,232
                                                                                                      --------------

    Commercial Finance (12.6%)
       800,000  General Electric Capital Corporation. . . . . . . . . . .      5.631%      12/01/97        792,542
     1,000,000  Xerox Credit. . . . . . . . . . . . . . . . . . . . . . .      5.632%      11/25/97        991,584
                                                                                                      --------------
                                                                                                         1,784,126
                                                                                                      --------------




                 See accompanying notes to investments in securities.

MIMLIC CASH FUND, INC.
INVESTMENTS IN SECURITIES - CONTINUED




                                                                                                          MARKET
    PRINCIPAL                                                                                           VALUE (a)
  FINANCIAL - CONTINUED                                                                               --------------
   Consumer Finance (12.1%)
    830,000 American General Finance Corporation . . . . . . . . .             5.535%      10/22/97  $     827,329
    900,000 Associates Corporation . . . . . . . . . . . . . . . .             5.643%      12/12/97        890,092
                                                                                                      --------------
                                                                                                         1,717,421
                                                                                                      --------------

  HEALTH CARE (15.5%)
   Drugs (9.2%)
    500,000 American Home Products Corporation (c) . . . . . . . .             5.633%      10/09/97        499,375
    600,000 Schering Plough Corporation. . . . . . . . . . . . . .             5.611%      11/25/97        594,970
    220,000 Schering Plough Corporation. . . . . . . . . . . . . .             5.635%      12/04/97        217,848
                                                                                                      --------------
                                                                                                         1,312,193
                                                                                                      --------------

   Medical Product/Supplies (6.3%)
    900,000 Abbott Laboratories. . . . . . . . . . . . . . . . . .             5.599%      10/23/97        896,973
                                                                                                      --------------

  UTILITES (22.8%)
   Electric Companies (22.8%)
    635,000 Alabama Power Company. . . . . . . . . . . . . . . . .             5.622%      10/09/97        634,208
    195,000 Alabama Power Company. . . . . . . . . . . . . . . . .             5.708%      10/07/97        194,815
    705,000 Baltimore Gas and Electric Company . . . . . . . . . .             5.627%      11/14/97        700,250
    800,000 Madison Gas and Electric . . . . . . . . . . . . . . .             5.613%      10/27/97        796,814
    730,000 Midamer Energy . . . . . . . . . . . . . . . . . . . .             5.670%      11/26/97        723,704
    185,000 Midamer Energy . . . . . . . . . . . . . . . . . . . .             5.639%      10/24/97        184,335
                                                                                                      --------------
                                                                                                         3,234,126
                                                                                                      --------------
         Total commercial paper (cost: $19,468,672). . . . . . . . . . . . . . . . . . . . . . . . .    19,468,672
                                                                                                      --------------
         Total investments in securitites (cost: $21,464,463) (b). . . . . . . . . . . . . . . . . . $  21,464,463
                                                                                                      --------------
                                                                                                      --------------





NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at September 30, 1997.
(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Board of Directors.